Segment information - Major Customers (Details) - Contract Revenues - Customer Concentration Risk	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Equinor
Revenue, Major Customer [Line Items]
Concentration risk percentage	21.00%	14.00%	19.00%	17.00%
ConocoPhillips
Revenue, Major Customer [Line Items]
Concentration risk percentage	15.00%	12.00%	13.00%	12.00%
Saudi Aramco
Revenue, Major Customer [Line Items]
Concentration risk percentage	11.00%	11.00%	10.00%	11.00%
Northern Ocean
Revenue, Major Customer [Line Items]
Concentration risk percentage	9.00%	7.00%	14.00%	7.00%
Total
Revenue, Major Customer [Line Items]
Concentration risk percentage	2.00%	22.00%	4.00%	22.00%
Petrobras
Revenue, Major Customer [Line Items]
Concentration risk percentage	2.00%	13.00%	3.00%	13.00%